Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Abstract]
Results of Discontinued Operations

The following table presents the results of discontinued operations, including asset sales:

For the periods ended June 30, 2018	Three Months Ended	Six Months Ended
Revenues
Gross Sales	(1)	15
Less: Royalties	2	1
	(3)	14
Expenses
Transportation and Blending	-	1
Operating	(32)	(27)
Production and Mineral Taxes	2	1
Operating Margin	27	39
Earnings (Loss) From Discontinued Operations Before Income Tax	27	39
Deferred Tax Expense (Recovery)	7	10
After-tax Earnings (Loss) From Discontinued Operations	20	29
After-tax Gain (Loss) on Discontinuance (1)	(28)	223
Net Earnings (Loss) From Discontinued Operations	(8)	252
(1)	Net of deferred tax recovery of $10 million in the three months ended June 30, 2018 and net of deferred tax expense of $83 million in the six months ended June 30, 2018.

Cash Flow from Discontinued Operation
For the periods ended June 30, 2018	Three Months Ended	Six Months Ended
Cash From (Used in) Operating Activities	27	38
Cash From (Used in) Investing Activities	(37)	414
Net Cash Flow	(10)	452